Submission	Nov. 05, 2026
Submission [Line Items]
Central Index Key	0001973276
Registrant Name	LIS Technologies Inc
Registration File Number	333-299634
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES